INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Less: accumulated amortization	$ (673,007)	$ (176,965)
Intangible assets, net	8,749,987	929,021
Land use rights [Member]
Intangible assets, gross	617,895	586,389
Software, cost
Intangible assets, gross	8,803,367	517,954
Other intangible assets, cost
Intangible assets, gross	$ 1,732	$ 1,643